Operating Leases and Obligations Related to Finance Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Lessee, Finance Leases	Operating Leases and Obligations Related to Finance Leases
Operating Leases
The Company charters-in vessels from other vessel owners on time-charter contracts, whereby the vessel owner provides use and technical operation of the vessel for the Company. A time charter-in contract is typically for a fixed period of time, although in certain cases, the Company may have the option to extend the charter. The Company typically pays the owner a daily hire rate that is fixed over the duration of the charter. The Company is generally not required to pay the daily hire rate during periods the vessel is not able to operate.
With respect to time charter-in contracts with an original term of more than one year, for the year ended December 31, 2022, the Company incurred $26.5 million (2021 - $11.3 million) of time-charter hire expenses related to seven (2021 - eight) time charter-in contracts, of which $11.4 million (2021 - $3.9 million) was allocable to the lease component and $15.1 million (2021 - $7.4 million) was allocable to the non-lease component. The $11.4 million (2021 - $3.9 million) allocable to the lease component approximates the cash paid for the amounts included in lease liabilities and is reflected as a reduction in operating cash flows for the year ended December 31, 2022. Five of these time charter-in contracts include an option to extend the charter for an additional one-year term, and one includes an option to extend the charter for an additional 18-month term. Since it is not reasonably certain that the Company will exercise the options, the lease components of the options are not recognized as part of the right-of-use assets and lease liabilities. As at December 31, 2022, the weighted-average remaining lease term and weighted-average discount rate for these time charter-in contracts were 3.4 years and 6.02%, respectively (2021 - 1.5 years and 4.30%, respectively).
The Company has elected to recognize the lease payments of short-term leases in the statement of income (loss) on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred, which is consistent with the recognition of payment for the non-lease component. Short-term leases are leases with an original term of one year or less, excluding those leases with an option to extend the lease for greater than one year or an option to purchase the underlying asset that the lessee is deemed reasonably certain to exercise. For the year ended December 31, 2022, the Company incurred $0.9 million (2021 - $2.5 million) of time-charter hire expense related to time charter-in contracts classified as short-term leases.
During the year ended December 31, 2022, the Company chartered in one Aframax / LR2 vessel and one Suezmax vessel for periods of 24 months and 54 months, respectively, which resulted in the Company recognizing right-of-use assets and lease liabilities of $8.9 million and $30.3 million on the lease commencement dates for the Aframax / LR2 vessel and Suezmax vessel, respectively. During the year ended December 31, 2022, the Company also agreed to modify two existing lightering support vessel in-charter contracts, which resulted in the Company recognizing right-of-use assets and lease liabilities of $2.1 million on the lease modification dates. During the year ended December 31, 2021, the Company chartered in three Aframax / LR2 vessels and one lightering support vessel for periods of 24 months, which resulted in the Company recognizing right-of-use assets and lease liabilities of $15.5 million and $0.8 million on the lease commencement dates for the Aframax / LR2 vessels and lightering support vessel, respectively. In December 2020, the Company entered into a time charter-in contract for one Aframax / LR2 tanker newbuilding for a period of seven years, with three additional one-year extension options, which was delivered to the Company in the first quarter of 2023. In December 2022, the Company entered into another time charter-in contract for one Aframax / LR2 tanker, which was delivered to the Company in the first quarter of 2023, for a period of three years, with an option to extend for one additional year. The Company expects to recognize right-of-use assets and lease liabilities of approximately $18.4 million and $20.7 million for the two Aframax / LR2 vessels on their respective lease commencement dates in 2023.

A maturity analysis of the Company's operating lease liabilities from time charter-in contracts (excluding short-term leases) as at December 31, 2022 is as follows:

	Lease Commitment $	Non-Lease Commitment $	Total Commitment $
As at December 31, 2022
Payments:
2023	18,776	16,676	35,452
2024	10,810	6,917	17,727
2025	7,980	3,792	11,772
2026	7,980	3,792	11,772
2027	2,929	1,392	4,321
Total payments	48,475	32,569	81,044
Less: imputed interest	(5,032)
Carrying value of operating lease liabilities	43,443

As at December 31, 2022, the total minimum commitments to be incurred by the Company under time charter-in contracts were approximately $53.9 million (2023), $36.0 million (2024), $30.0 million (2025), $18.8 million (2026), $11.2 million (2027), and $12.9 million (thereafter), including two Aframax / LR2 tankers that were delivered to the Company in the first quarter of 2023 and commenced a seven-year time charter-in contract and a three-year time charter-in contract, respectively. As at December 31, 2021, the total minimum commitments to be incurred by the Company under time charter-in contracts were approximately $24.8 million (2022), $18.2 million (2023), $6.8 million (2024), $6.8 million (2025), $6.8 million (2026), and $17.8 million (thereafter), including one Aframax / LR2 tanker newbuilding then expected to be delivered to the Company in the fourth quarter of 2022 to commence a seven-year time charter-in contract.

Obligations Related to Finance Leases

	As at	As at
	December 31, 2022	December 31, 2021
	$	$
Obligations related to finance leases	536,480	295,828
Less: unamortized discount and debt issuance costs	(3,720)	(1,347)
Total obligations related to finance leases	532,760	294,481
Less: current portion	(60,161)	(27,032)
Long-term obligations related to finance leases	472,599	267,449
As at December 31, 2022, the Company had sale-leaseback financing transactions with financial institutions relating to 27 of the Company's vessels, including eight vessels for which sale-leaseback financing transactions were completed in March 2022 for a total of $177.3 million, and five vessels for which sale-leaseback financing transactions were completed in April 2022 for a total of $114.0 million. In January 2023, the Company gave notice to exercise its vessel purchase options to acquire one Suezmax tanker and eight Aframax / LR2 tankers for a total cost of $164.3 million, as part of the repurchase options under the sale-leaseback arrangements. The purchase and delivery of these vessels were completed in March 2023 (note 22). In addition, in March 2023, the Company gave notice to exercise its vessel purchase options to acquire five Suezmax tankers and one Aframax / LR2 tanker for a total cost of $142.8 million, as part of the repurchase options under the sale-leaseback arrangements. The Company expects to complete the purchase and delivery of these vessels in May 2023 (note 22).
Under the sale-leaseback arrangements, the Company transferred the vessels to subsidiaries of the financial institutions (collectively, the Lessors) and leased the vessels back from the Lessors on bareboat charters ranging from six to 12-year terms ending between 2028 and 2031. The Company is obligated to purchase nine of the vessels upon maturity of their respective bareboat charters. The Company also has the option to purchase each of the 27 vessels, 15 of which can be purchased between now and the end of their respective lease terms, four of which can be purchased starting in September 2023 until the end of their respective lease terms, and the remaining eight of which can be purchased starting in March 2024 until the end of their respective lease terms.
As at December 31, 2022, the Company consolidated six of the 27 Lessors for financial reporting purposes as VIEs. The Company understands that these vessels and lease operations are the only assets and operations of the Lessors. The Company operates the vessels during the lease terms, and as a result, is considered to be the Lessors' primary beneficiary. The liabilities of the six Lessors are loans and are non-recourse to the Company. The amounts funded to the six Lessors in order to purchase the vessels materially match the funding to be paid by the Company's subsidiaries under these lease-back transactions. As a result, the amounts due by the Company's subsidiaries to the six Lessors considered as VIEs have been included in obligations related to finance leases as representing the Lessors' loans.

The 21 sale-leaseback transactions completed in 2021 and 2022 have been accounted for as failed sales and the Company has not derecognized the assets and continues to depreciate the assets as if it was the legal owner. Proceeds received from the sales have been set up as an obligation related to finance lease and bareboat charter hire payments made by the Company to the Lessor are allocated between interest expense and principal repayments on the obligation related to finance lease.

The bareboat charters related to all 27 of these vessels require that the Company maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of the greater of $35.0 million and at least 5.0% of the Company's consolidated debt and obligations related to finance leases.

Eighteen of the bareboat charters require the Company to maintain, for each vessel, a minimum hull coverage ratio of 100% of the total outstanding principal balance. As at December 31, 2022, these ratios ranged from 173% to 292% (December 31, 2021 - ranged from 106% to 134%). The remaining nine of the bareboat charters require the Company to maintain, for each vessel, a minimum hull coverage ratio of 105% of the total outstanding principal balance. As at December 31, 2022, these ratios ranged from 202% to 280% (December 31, 2021 - ranged from 132% to 140%). For 15 of the bareboat charters, should any of these ratios drop below the required amount, the Lessor may request that the Company prepay additional charter hire. For the remaining 12 bareboat charters, should any of these ratios drop below the required amount, the Lessor may request that the Company either prepay additional charter hire in the amount of the shortfall or, in certain circumstances, make a payment to reduce the outstanding principal balance or provide additional collateral satisfactory to the relevant Lessor in the amount of the shortfall, in each case to restore compliance with the relevant ratio.

The requirements of the bareboat charters are assessed annually with reference to vessel valuations compiled by one or more agreed upon third parties. As at December 31, 2022, the Company was in compliance with all covenants in respect of its obligations related to finance leases.

The weighted-average interest rate on the Company's obligations related to finance leases as at December 31, 2022 was 7.2% (December 31, 2021 - 4.8%).

As at December 31, 2022, the Company's total remaining commitments related to the financial liabilities of these vessels were approximately $695.2 million (December 31, 2021 - $364.6 million), including imputed interest of $158.7 million (December 31, 2021 - $68.8 million), repayable from 2023 through 2031, as indicated below:

Commitments
December 31, 2022
Year	$
2023	97,806
2024	94,304
2025	90,541
2026	86,909
2027	83,276
Thereafter	242,328